Accounts Receivable and Prepaid Expenses (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable And Prepaid Expenses
Accounts receivable (Note 11(b))	$ 198,942	$ 92,005
Prepaid expenses	60,529	63,633
Total accounts receivable and prepaid expenses	$ 259,471	$ 155,638